NEW ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Oct. 31, 2023
Accounting Standards Update and Change in Accounting Principle [Abstract]
NEW ACCOUNTING PRONOUNCEMENTS	NEW ACCOUNTING PRONOUNCEMENTS
Recently Adopted Accounting Pronouncements
In November 2021, the FASB issued updates to increase the transparency in the annual disclosure requirements relating to government assistance received by business entities in Topic 832, Government Assistance. The guidance requires certain disclosures about transactions with a government that are accounted for by applying a grant or contribution model. On November 1, 2022, we adopted this guidance which did not have a material impact on our consolidated financial statements and disclosures.

New Accounting Pronouncements Not Yet Adopted

In November 2023, the FASB issued guidance to improve segment reporting through enhanced disclosure requirements of significant segment expenses. These amendments are effective for our fiscal year 2025, and interim periods within fiscal year 2026, with early adoption permitted. These amendments apply on a retrospective basis. We are currently evaluating the impact of these amendments on our consolidated financial statements.

On December 14, 2023, the FASB issued guidance to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. These amendments are effective for our fiscal year 2026, with early adoption permitted. These amendments apply on a prospective basis with a retrospective option. We do not expect that the adoption of this guidance will have a material impact on our consolidated financial statements.

Other amendments to GAAP in the U.S. that have been issued by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on our consolidated financial statements upon adoption.